Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP Salaried DPS Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to Plan	$ 2,510,844
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	2,513,758
Total Fully Corrected Under VFCP and PTE 2022-51	0
Lost earnings restored	$ 2,914